Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Current portion	$ 372,619	$ 280,145
Long-term portion	1,100,206	865,982
Total lease liabilities	$ 1,472,825	$ 1,146,127